Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	AGF Investments Trust
Entity Central Index Key	0001479599
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2020
Document Effective Date	Nov. 01, 2020
Prospectus Date	Nov. 01, 2020
AGFiQ U.S. Market Neutral Momentum Fund | AGFiQ U.S. Market Neutral Momentum Fund
Prospectus:
Trading Symbol	MOM
AGFiQ U.S. Market Neutral Value Fund | AGFiQ U.S. Market Neutral Value Fund
Prospectus:
Trading Symbol	CHEP
AGFiQ U.S. Market Neutral Anti-Beta Fund | AGFiQ U.S. Market Neutral Anti-Beta Fund
Prospectus:
Trading Symbol	BTAL
AGFiQ Hedged Dividend Income Fund | AGFiQ Hedged Dividend Income Fund
Prospectus:
Trading Symbol	DIVA
AGFiQ Global Infrastructure ETF | AGFiQ Global Infrastructure ETF
Prospectus:
Trading Symbol	GLIF
AGFiQ Dynamic Hedged U.S. Equity ETF | AGFiQ Dynamic Hedged U.S. Equity ETF
Prospectus:
Trading Symbol	USHG
AGF Global Sustainable Growth Equity Fund | Class R6
Prospectus:
Trading Symbol	AGPRX
AGF Global Sustainable Growth Equity Fund | Class I
Prospectus:
Trading Symbol	AGPIX